BALANCE FROM CONTRACTS WITH CUSTOMERS - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue that was included in contract liability balance	$ 532.2	$ 599.4
Revenue from performance obligations satisfied or partially satisfied in previous periods	29.8	$ 22.4
Remaining performance obligations	$ 4,863.5
No later than 1 year
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue expected to be recognised	41.00%
Later than one year
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue expected to be recognised	22.00%